Investments, AFS debt securities - Investments, Available for Sale Debt Securities - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Investments available for sale, at fair value, restricted investments	₨ 3,936,248.0		₨ 1,792,147.6	$ 46,075.7
Debt Securities, Available-for-sale, Unrealized Loss	8,575.6
Net allowance for credit losses	0.0	$ 0.0	(70.9)
Available-for-Sale Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible towards the Bank's statutory liquidity reserve requirements	7,606,321.8		6,340,926.3	89,035.7
Investments available for sale, at fair value, restricted investments	3,936,248.0		1,792,147.6	$ 46,075.7
Net allowance for credit losses	0.0		₨ 0.0
HDB Debt Securities Other Than Asset And Mortgage Backed Securities | Government Issued or Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses	₨ 0.0
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Average credit rating	AAA	AAA
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Average credit rating	AAA	AAA